Consolidated Stockholders' Equity Statements - USD ($) shares in Thousands, $ in Thousands	Total	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Noncontrolling Interest [Member]
Beginning balance at Dec. 31, 2012	$ 811,860	$ 503	$ 598,180	$ 461,756	$ (218,014)	$ (30,565)
Beginning balance, Treasury shares at Dec. 31, 2012					(6,167)
Beginning balance, shares at Dec. 31, 2012		50,335
Net income	103,313			103,313
Foreign currency translation	(20,720)					(20,720)
Adjustments to pension and postretirement liability, net of $3.1 million, $3.6 million, and $14.0 million tax, respectively	22,104					22,104
Other comprehensive income (loss), net of tax	1,384
Exercise of stock options, net of tax withholding forfeitures	(184)		(31,003)		$ 30,819
Exercise of stock options, net of tax withholding forfeitures, shares					879
Conversion of restricted stock units into common stock, net of tax withholding forfeitures	(2,815)		(7,012)		$ 4,197
Conversion of restricted stock units into common stock, net of tax withholding forfeitures, shares					120
Share repurchase program	(93,750)				$ (93,750)
Share repurchase program, shares					(1,712)
Share-based compensation	25,588		25,588
Dividends ($0.20 per share)	(8,855)			(8,855)
Ending balance at Dec. 31, 2013	836,541	$ 503	585,753	556,214	$ (276,748)	(29,181)
Ending balance, Treasury shares at Dec. 31, 2013					(6,880)
Ending balance, shares at Dec. 31, 2013		50,335
Net income	74,449			74,449
Foreign currency translation	(10,387)					(10,387)
Adjustments to pension and postretirement liability, net of $3.1 million, $3.6 million, and $14.0 million tax, respectively	(6,463)					(6,463)
Other comprehensive income (loss), net of tax	(16,850)
Exercise of stock options, net of tax withholding forfeitures	(9,728)		(12,123)		$ 2,395
Exercise of stock options, net of tax withholding forfeitures, shares					194
Conversion of restricted stock units into common stock, net of tax withholding forfeitures	(1,979)		(3,958)		$ 1,979
Conversion of restricted stock units into common stock, net of tax withholding forfeitures, shares					77
Share repurchase program	(92,197)				$ (92,197)
Share repurchase program, shares					(1,262)
Share-based compensation	25,717		25,717
Dividends ($0.20 per share)	(8,767)			(8,767)
Ending balance at Dec. 31, 2014	$ 807,186	$ 503	595,389	621,896	$ (364,571)	(46,031)
Ending balance, Treasury shares at Dec. 31, 2014	(7,871)				(7,871)
Ending balance, shares at Dec. 31, 2014		50,335
Contribution from noncontrolling interest	$ 1,470						$ 1,470
Net income	66,180			66,204			(24)
Foreign currency translation	(20,842)					(20,820)	(22)
Adjustments to pension and postretirement liability, net of $3.1 million, $3.6 million, and $14.0 million tax, respectively	7,864					7,864
Other comprehensive income (loss), net of tax	(12,978)
Exercise of stock options, net of tax withholding forfeitures	(6,166)		(6,070)		$ (96)
Exercise of stock options, net of tax withholding forfeitures, shares					100
Conversion of restricted stock units into common stock, net of tax withholding forfeitures	(5,527)		(6,454)		$ 927
Conversion of restricted stock units into common stock, net of tax withholding forfeitures, shares					115
Share repurchase program	(39,053)				$ (39,053)
Share repurchase program, shares					(698)
Share-based compensation	22,795		22,795
Dividends ($0.20 per share)	(8,384)			(8,384)
Ending balance at Dec. 31, 2015	$ 824,099	$ 503	$ 605,660	$ 679,716	$ (402,793)	$ (58,987)	$ 1,424
Ending balance, Treasury shares at Dec. 31, 2015	(8,354)				(8,354)
Ending balance, shares at Dec. 31, 2015		50,335